PROPERTY AND EQUIPMENT (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Property and equipment acquired	$ 167,427	$ 96,960	$ 311,128	$ 138,331
General and Administrative Expense [Member]
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Depreciation	$ 91,216	$ 80,170	$ 172,503	$ 174,274